COMMITMENTS AND CONTINGENCIES (Details Narrative)										1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 05, 2024 USD ($)	Jan. 10, 2024 USD ($) $ / shares	Jan. 09, 2024 USD ($) $ / shares	Dec. 21, 2023 USD ($)	Jul. 14, 2023 $ / shares shares	Jul. 13, 2023 shares	May 18, 2023 shares	Apr. 13, 2023 USD ($) shares	Feb. 23, 2022 $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 26, 2023 $ / shares	Dec. 01, 2023 USD ($)	Jun. 28, 2023 USD ($)
Product Liability Contingency [Line Items]
Maximum Number Of Days Available To Underwriters To Purchase Units											45 days		45 days
Underwriting Cash Discount Per Unit | $ / shares											$ 0.20		$ 0.20
Underwriter Cash Discount											$ 5,000,000		$ 5,000,000
Aggregate Deferred Underwriting Fee Payable											750,000		750,000
Aggregate Underwriter Deferred Portion											10,062,500		10,062,500
Deferred offering costs														$ 10,812,500			$ 10,812,500
Aggregate Underwriter Cash Discount											$ 750,000		$ 750,000
Deferred Underwriting Discount																	$ 10,812,500
Number of shares agreed to transfer | shares											750,000		750,000
Number Of Non-Redeemable Transferable Shares | shares											750,000		750,000
Fair Value Of Non Redeemable Shares											$ 118,298		$ 118,298
Advisory Fees Payable in Cash								$ 300,000
Proceeds from Related Party Debt											264,027		155,848
Interest Expense, Debt											$ 183,310		8,966
Share Price | $ / shares											$ 10.75
Liabilities										403,328	$ 2,633,383		403,328	11,115,823
Additional Paid in Capital										10,964,930	11,421,183		10,964,930
Convertible Notes Payable [Member]
Product Liability Contingency [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																15.00%
Debt Instrument, Face Amount																$ 2,000,000
Loan And Transfer Agreementt [Member]
Product Liability Contingency [Line Items]
Proceeds from Related Party Debt											419,875		155,848
Working Capital Loans [Member]
Product Liability Contingency [Line Items]
Other Liabilities										$ 250,000	$ 450,000		$ 250,000
First Share Price Target [Member]
Product Liability Contingency [Line Items]
Description of Trading Activities and Management of Related Risks											20 out of any 30 consecutive Trading Days		20 out of any 30 consecutive Trading Days
Second Share Price Target [Member] | Secound Share Price Target [Member]
Product Liability Contingency [Line Items]
Description of Trading Activities and Management of Related Risks											20 out of any 30 consecutive Trading Days		20 out of any 30 consecutive Trading Days during
Merger Agreement [Member]
Product Liability Contingency [Line Items]
Business Acquisition, Share Price | $ / shares										$ 12.50	$ 12.50		$ 12.50
Merger Agreement [Member] | First Commercial Sale [Member]
Product Liability Contingency [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares											1,000,000		1,000,000
Sale percentage										0.002%	0.002%		0.002%
Merger Agreement [Member] | First Share Price Target [Member]
Product Liability Contingency [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares											1,000,000		1,000,000
Business Acquisition, Share Price | $ / shares										$ 12.50	$ 12.50		$ 12.50
Merger Agreement [Member] | Second Share Price Target [Member]
Product Liability Contingency [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares											1,000,000		1,000,000
Business Acquisition, Share Price | $ / shares										$ 15.00	$ 15.00		$ 15.00
Common Stock [Member]
Product Liability Contingency [Line Items]
Stock Issued During Period, Shares, New Issues | shares							26,946,271
Common Stock, Par or Stated Value Per Share | $ / shares															$ 0.0001
Common Stock [Member] | Merger Agreement [Member]
Product Liability Contingency [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares										6,000,000
Merger Agreement [Member]
Product Liability Contingency [Line Items]
Business combination description											(a) $80,000,000 less (b) the amount by which Net Working Capital at Closing is less than $0, if any, less (c) Company Transaction Expenses, less (d) Company Indebtedness at Closing, less (e) the product of (i) the number of Rollover RSUs, multiplied by (ii) $10.00. Capitalized terms used herein have the meanings assigned in the Merger Agreement.		(a) $80,000,000 less (b) the amount by which Net Working Capital at Closing is less than $0, if any, less (c) Company Transaction Expenses, less (d) Company Indebtedness at Closing, less (e) the product of (i) the number of Rollover RSUs, multiplied by (ii) $10.00. Capitalized terms used herein have the meanings assigned in the Merger Agreement.
Loan And Transfer Agreement [Member]
Product Liability Contingency [Line Items]
Payments of Loan Costs		$ 150,000	$ 50,000
Payments for Loans		150,000	50,000
Loan And Transfer Agreementt [Member]
Product Liability Contingency [Line Items]
Proceeds from Loans		$ 150,000	$ 50,000	$ 250,000
Debt Instrument, Interest Rate, Stated Percentage		8.00%	8.00%	8.00%
Advisory Services Agreement [Member]
Product Liability Contingency [Line Items]
Sponsor Fees											$ 2,000,000.0		$ 2,000,000.0
Advisory Services Agreement [Member] | Convertible Notes [Member]
Product Liability Contingency [Line Items]
Stock Issued During Period, Shares, Issued for Services | shares										2,000,000	2,000,000
Advisory Services Agreement [Member] | Working Capital Loans [Member]
Product Liability Contingency [Line Items]
Stock Issued During Period, Shares, Issued for Services | shares										1,000,000	1,000,000
Subscription Arrangement [Member]
Product Liability Contingency [Line Items]
Proceeds from Contributed Capital	$ 1,000,000
Liabilities											$ 1,786,236
Additional Paid in Capital											213,764
Subscription agreement expense											$ 2,000,000
Common Class A [Member]
Product Liability Contingency [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares										$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Share Price | $ / shares										1.00			1.00
Common Class A [Member] | Investment Advisory, Management and Administrative Service [Member]
Product Liability Contingency [Line Items]
Stock Issued During Period, Shares, Issued for Services | shares						80,000		50,000
Common Class A [Member] | Loan And Transfer Agreementt [Member]
Product Liability Contingency [Line Items]
Share Price | $ / shares		$ 10.00	$ 10.00							$ 10.00	$ 10.00		$ 10.00
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price | $ / shares		$ 1.00	$ 1.00
New Sponsor [Member] | Purchase Agreement [Member] | Private Placement Warrants [Member]
Product Liability Contingency [Line Items]
Stock Issued During Period, Shares, New Issues | shares					6,834,333
New Sponsor [Member] | Underwriting Agreement [Member] | Private Placement Warrants [Member]
Product Liability Contingency [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares					$ 1.00
New Sponsor [Member] | Common Class A [Member] | Purchase Agreement [Member]
Product Liability Contingency [Line Items]
Stock Issued During Period, Shares, New Issues | shares					4,317,500
Sponsor [Member]
Product Liability Contingency [Line Items]
Proceeds from Related Party Debt											$ 419,875		$ 155,848
Interest Expense, Debt											183,310		8,966
Amortization of Debt Discount (Premium)											202,643		143,464
Sponsor [Member] | Loan And Transfer Agreementt [Member]
Product Liability Contingency [Line Items]
Proceeds from Loans				$ 250,000									250,000
Sponsor Fees				$ 250,000
Sponsor [Member] | Loan And Transfer Agreement [Member]
Product Liability Contingency [Line Items]
Short-Term Debt										$ 155,848	$ 419,875		$ 155,848	$ 0
Sponsor [Member] | Merger Agreement [Member] | First Commercial Sale [Member]
Product Liability Contingency [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares											1,000,000		1,000,000
Sponsor [Member] | Merger Agreement [Member] | First Share Price Target [Member]
Product Liability Contingency [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares											1,000,000		1,000,000
Sponsor [Member] | Merger Agreement [Member] | Second Share Price Target [Member]
Product Liability Contingency [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares											1,000,000		1,000,000
Measurement Input, Share Price [Member]
Product Liability Contingency [Line Items]
Servicing Liability, Measurement Input										0.15	0.15		0.15
Measurement Input, Default Rate [Member]
Product Liability Contingency [Line Items]
Servicing Liability, Measurement Input										0.05	0.05		0.05
Measurement Input, Option Volatility [Member]
Product Liability Contingency [Line Items]
Servicing Liability, Measurement Input										0.016	0.016		0.016
Measurement Input, Discount Rate [Member]
Product Liability Contingency [Line Items]
Servicing Liability, Measurement Input										0.0414	0.0414		0.0414
Measurement Input, Price Volatility [Member]
Product Liability Contingency [Line Items]
Servicing Liability, Measurement Input										10.51	10.51		10.51
Over-Allotment Option [Member]
Product Liability Contingency [Line Items]
Sale of Stock, Number of Shares Issued in Transaction | shares									3,750,000		3,750,000		3,750,000
IPO [Member]
Product Liability Contingency [Line Items]
Sale of Stock, Number of Shares Issued in Transaction | shares									28,750,000
Deferred Fee Per Unit | $ / shares										$ 0.35	$ 0.35		$ 0.35
Aggregate Underwriter Deferred Portion										$ 10,062,500	$ 10,062,500
Deferred offering costs										$ 10,812,500	$ 10,812,500		$ 10,812,500
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares									$ 11.50
IPO [Member] | Private Placement Warrants [Member]
Product Liability Contingency [Line Items]
Share Price | $ / shares									$ 1.50
IPO [Member] | Common Class A [Member]
Product Liability Contingency [Line Items]
Stock Issued During Period, Shares, New Issues | shares									25,000,000